INVENTORIES (Details) - USD ($)	Jun. 30, 2018	Mar. 31, 2018	Mar. 31, 2017
Inventory [Line Items]
Raw materials	$ 124,795	$ 237,443	$ 119,985
Work in Progress	31,000	0	108,264
Inventory, Net	$ 155,795	$ 237,443	$ 228,249